Businesses Acquired - Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
Schedule Of Equity Method Investments [Line Items]
Percentage of equity interest					5.00%
Proceeds from sale of thermal products business					$ 28,000,000
Cash proceeds from sale of thermal products business					22,000,000
Receivable on account of the sale of the Thermal Products Business				$ 12,000,000	$ 6,000,000
Business combination, contingent consideration, liability			$ 1,471,000
GOODWILL		$ 177,486,000	$ 176,374,000	$ 170,177,000
Gain from release of earn out payment obligation		1,471,000
Applied Microstructures Inc [Member]
Schedule Of Equity Method Investments [Line Items]
Cash paid for business acquisition	$ 6,429,000
Contingent consideration earn out payments	$ 10,500,000
Contingent consideration payment period	15 months
Business combination, contingent consideration, liability	$ 1,500,000
Intangible assets	600,000
Fair value of net tangible and intangible assets	1,600,000
GOODWILL	6,200,000
Gain from release of earn out payment obligation		$ 1,500,000
Applied Microstructures Inc [Member] | Intellectual Property [Member]
Schedule Of Equity Method Investments [Line Items]
Finite-lived intangibles	700,000
Applied Microstructures Inc [Member] | Customer Relations [Member]
Schedule Of Equity Method Investments [Line Items]
Finite-lived intangibles	$ 700,000